Other Receivables (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 86	$ 384
Other receivables	13,047	11,274
Total	$ 13,133	$ 11,658